Share-Based Compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	85,425	44,700
Treasury Stock Reissued Shares For Director Grants	9,950	10,150	10,200
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	$ 950,000	$ 963,000	$ 801,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	825
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	1,125
Allocated Share-based Compensation Expense	$ 2,839,000
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for delivery upon the exercise of incentive stock options	600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease)	473,725
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	41,550	23,025	21,975
Allocated Share-based Compensation Expense	$ 1,864,000	$ 865,000	$ 458,000
Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury Stock Reissued Shares For Director Grants	9,950	10,150	10,200
Allocated Share-based Compensation Expense	$ 1,864,000	$ 865,000	$ 458,000
Expense to be paid next twelve months [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	1,193,000
Expense to be paid Year Two [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	1,072,000
Expense to be paid Year Three [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	491,000
Expense to be paid Year Four [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 83,000